CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets, net	$ 3,155,448	$ 2,520,965
Property, plant and equipment, net	77,801	74,919
Right-of-use asset	9,921	10,493
Investments in associates	11,746	11,992
Other financial assets at fair value through profit or loss	4,237	5,979
Other financial assets at amortized cost	84,618	61,090
Derivative financial instruments		69
Deferred tax assets	13,372	62,712
Inventories	314	318
Other receivables	58,461	42,640
Trade receivables	18	889
Total non-current assets	3,415,936	2,792,066
Current assets
Inventories	11,410	16,148
Other financial assets at fair value through profit or loss	3,129	4,884
Other financial assets at amortized cost	82,923	83,142
Other receivables	63,156	145,549
Current tax assets	7,366	3,779
Trade receivables	157,546	126,560
Cash and cash equivalents	439,847	369,848
Currents assets other than assets classified as held for sale	765,377	749,910
Assets classified as held for sale	137
Total current assets	765,514	749,910
Total assets	4,181,450	3,541,976
EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,094)	(4,322)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(116,471)	(482,852)
Legal reserves	7,419	3,676
Other reserves	(1,319,682)	(1,313,888)
Retained earnings	718,511	438,775
Total attributable to owners of the parent	1,369,274	724,980
Non-controlling interests	148,686	78,929
Total equity	1,517,960	803,909
Non-current liabilities
Borrowings	1,042,704	1,133,549
Derivative financial instruments liabilities	3,351
Deferred tax liabilities	383,369	137,315
Other liabilities	621,412	768,364
Lease liabilities	7,010	10,294
Trade payables	1,914	2,617
Total Non-current liabilities	2,059,760	2,052,139
Current liabilities
Borrowings	115,367	199,688
Other liabilities	348,586	345,864
Lease liabilities	3,707	3,687
Current tax liabilities	15,307	23,921
Trade payables	120,763	112,768
Total current liabilities	603,730	685,928
Total liabilities	2,663,490	2,738,067
Total equity and liabilities	$ 4,181,450	$ 3,541,976